Long term debt (Tables)	12 Months Ended
Mar. 31, 2021
Debt Disclosure [Abstract]
Summary of Long-Term Debt

Long term debt, consists of the following:

	As of March 31,
	2020	2021	2021
	(INR)	(INR)	(US$)
	(In million)
Secured term loans:
Foreign currency loans	71,944	73,200	1000.8
Indian rupee loans	16,945	21,380	292.3
Total debt	88,889	94,580	1,293.1
Less current portion	2,303	4,658	63.7
Long-term debt	86,586	89,922	1,229.4

Summary of Aggregate Maturities of Long Term Debt

As of March 31, 2021, the aggregate maturities of long-term debt are as follows:

	Annual maturities (1)
As of March 31,	INR	US$
	(In million)
2022	4,731	64.7
2023	41,848	572.2
2024	2,964	40.5
2025	28,767	393.3
2026	2,454	33.6
Thereafter	14,855	203.1
Total: aggregate maturities of long-term debt	95,619	1,307.4
Less: carrying value of unamortized debt financing costs	(1,039)	(14.3)
Net maturities of long-term debt	94,580	1,293.1
Less: current portion of long-term debt	(4,658)	(63.7)
Long-term debt	89,922	1,229.4

(1) Long term debt (principal) obligations for foreign currency denominated borrowings have been translated to Indian rupees using the closing exchange rate as of March 31, 2021 as per Reserve Bank of India.